Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 17,685	$ 9,260	$ 17,685
Gross Amount	45,316	25,947	45,316
Accumulated Amortization	(2,652)	(1,864)	(2,652)
Finite-lived intangible assets, Net	24,979		24,979
Net	$ 42,664	24,083	$ 42,664
IPRD
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount		4,710
Indefinite-lived intangible assets		$ 4,710
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years	15 years	15 years
Finite-lived intangible assets, Gross Amount	$ 14,686	$ 9,186	$ 14,686
Accumulated Amortization	(1,634)	(1,021)	(1,634)
Finite-lived intangible assets, Net	$ 13,052	$ 8,165	13,052
Trade names
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	10 years
Finite-lived intangible assets, Gross Amount	$ 4,355	$ 2,355	4,355
Accumulated Amortization	(643)	(407)	(643)
Finite-lived intangible assets, Net	$ 3,712	$ 1,948	3,712
Developed and acquired technology
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Finite-lived intangible assets, Gross Amount	$ 7,710		7,710
Accumulated Amortization	(362)		(362)
Finite-lived intangible assets, Net	$ 7,348		7,348
Permits
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Intangible assets, Gross Amount	$ 880		880
Accumulated Amortization	(13)		(13)
Indefinite-lived intangible assets	$ 867		$ 867
Employment agreements
Finite-Lived Intangible Assets [Line Items]
Useful Life		2 years	2 years
Finite-lived intangible assets, Gross Amount		$ 436
Accumulated Amortization		$ (436)